Share-based payments - Exercise price range of stock options (Details)	12 Months Ended
	Aug. 31, 2025 shares $ / shares	Aug. 31, 2024 shares	Aug. 31, 2023 shares
Share-based payments
Number of options outstanding | shares	2,308	810	843
Exercise Price 6.61
Share-based payments
Exercise price range	$ 6.61
Number of options outstanding | shares	2,000
Weighted average grant date fair value	$ 6.61
Weighted average remaining contractual life (years)	4 years 10 months 24 days
Exercisable options | shares	83
Exercise Price 1,026.00 - 4,630.50
Share-based payments
Number of options outstanding | shares	81
Weighted average grant date fair value	$ 2,874.04
Weighted average remaining contractual life (years)	3 years 2 months 1 day
Exercisable options | shares	81
Exercise Price 1,026.00 - 4,630.50 | Minimum [Member]
Share-based payments
Exercise price range	$ 1,026
Exercise Price 1,026.00 - 4,630.50 | Maximum [Member]
Share-based payments
Exercise price range	$ 4,630.5
Exercise Price 5,683.50 - 6,088.50
Share-based payments
Number of options outstanding | shares	201
Weighted average grant date fair value	$ 5,740.39
Weighted average remaining contractual life (years)	4 years 3 months 7 days
Exercisable options | shares	192
Exercise Price 5,683.50 - 6,088.50 | Minimum [Member]
Share-based payments
Exercise price range	$ 5,683.5
Exercise Price 5,683.50 - 6,088.50 | Maximum [Member]
Share-based payments
Exercise price range	6,088.5
Exercise Price 16,003.13
Share-based payments
Exercise price range	$ 16,003.13
Number of options outstanding | shares	26
Weighted average grant date fair value	$ 16,003.13
Weighted average remaining contractual life (years)	3 months
Exercisable options | shares	26